INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Millions, $ in Millions	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Noncontrolling Interest CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning outstanding (in shares) at Dec. 31, 2024 | shares	3,083,916,600
Balance at beginning at Dec. 31, 2024	¥ 0	¥ (274)	¥ 9,620	¥ 2,449	¥ 382	¥ 94	¥ 12,271
Treasury shares, balance at beginning (in shares) at Dec. 31, 2024 | shares		21,178,090
Increase (Decrease) in Stockholders' Equity
Exercise of share options and vesting of restricted stocks in Treasury Shares		¥ 87	(84)				3
Exercise of share options and vesting of restricted stocks in Treasury Shares (in shares) | shares	10,227,580	(10,227,580)
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 0		16				16
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	1,826,840
Share-based compensation			247				247
Net income				2,438		20	2,458
Dividends paid to noncontrolling interest holders						(3)	(3)
Capital contribution from noncontrolling interest holders						0	0
Acquisition of noncontrolling interest			(29)			29	0
Gains from fair value changes of debt securities, net of tax					4		4
Foreign currency translation adjustments					(124)		(124)
Repurchase of ordinary shares		¥ (443)					(443)
Repurchase of ordinary shares (in shares) | shares	(19,289,850)
Repurchase of treasury shares (in shares) | shares		19,289,850
Cash dividends declared				(2,136)			(2,136)
Losses arising from defined benefit plan, net of tax					0		0
Balance at ending outstanding (in shares) at Jun. 30, 2025 | shares	3,076,681,170
Balance at ending at Jun. 30, 2025	¥ 0	¥ (630)	9,770	2,751	262	140	¥ 12,293
Treasury shares, balance at ending (in shares) at Jun. 30, 2025 | shares		30,240,360
Balance at beginning outstanding (in shares) at Dec. 31, 2025 | shares	3,071,525,690						3,071,525,690	3,071,525,690
Balance at beginning at Dec. 31, 2025	¥ 0	¥ (662)	9,653	3,614	199	154	¥ 12,958
Treasury shares, balance at beginning (in shares) at Dec. 31, 2025 | shares		26,798,120					26,798,120	26,798,120
Increase (Decrease) in Stockholders' Equity
Exercise of share options and vesting of restricted stocks in Treasury Shares		¥ 216	(214)				¥ 2
Exercise of share options and vesting of restricted stocks in Treasury Shares (in shares) | shares	9,411,920	(9,411,920)
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 0		0
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	1,223,430
Conversion of Convertible Senior Notes	¥ 0		3,428				3,428
Conversion of Convertible Senior Notes (in shares) | shares	133,496,890
Share-based compensation			265				265
Net income				2,394		6	2,400	$ 354
Dividends paid to noncontrolling interest holders						(2)	(2)
Foreign currency translation adjustments					(81)		(81)	$ (12)
Repurchase of ordinary shares		¥ (1,857)					(1,857)
Repurchase of ordinary shares (in shares) | shares	(61,598,060)
Repurchase of treasury shares (in shares) | shares		61,598,060
Redemption of noncontrolling interest						(3)	(3)
Cash dividends declared				(2,875)			¥ (2,875)
Balance at ending outstanding (in shares) at Jun. 30, 2026 | shares	3,154,059,870						3,154,059,870	3,154,059,870
Balance at ending at Jun. 30, 2026	¥ 0	¥ (2,303)	¥ 13,132	¥ 3,133	¥ 118	¥ 155	¥ 14,235	$ 2,098
Treasury shares, balance at ending (in shares) at Jun. 30, 2026 | shares		78,984,260					78,984,260	78,984,260